Summary of Significant Accounting Policies - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Frozen for a lawsuit
Restricted cash
Restricted Cash		¥ 24,131	¥ 4,990
Brokerage Firms
Restricted cash
Restricted Cash	¥ 6,202
Collateral for borrowings
Restricted cash
Restricted Cash			83,192
Restricted deposit for bank facility in negotiation
Restricted cash
Restricted Cash			2,095
Restricted due to change of legal representative
Restricted cash
Restricted Cash			2,004
Held on behalf of home purchasers
Restricted cash
Restricted Cash			¥ 301